Fair Value Measurements - Acquired Assets, Assumed Liabilities and Stockholders' Equity Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Loans, net of discount	$ 683,784	$ 326,266
Premises and equipment	25,920	17,612
Federal Home Loan Bank stock	3,478	1,597
Deferred income taxes	6,660	6,426
Goodwill	20,226	9,500
Core deposit intangible	2,082	601
Accrued interest	2,077	1,048
Other assets	1,536	1,573
Deposits	158,204	111,020
Other borrowings	71,867	28,927
Other liabilities	6,518	7,833
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale	16,179	44,372
Loans, net of discount	236,696	179,408
Premises and equipment	9,329	8,727
Federal Home Loan Bank stock	259	1,540
Cash surrender value of bank owned life insurance		4,585
Deferred income taxes	(469)	2,095
Goodwill	10,726	9,500
Core deposit intangible	1,642	655
Accrued interest	609	685
Other assets	88	130
Deposits	286,572	225,927
FHLB Advances		31,480
Other borrowings	5,017	3,285
Other liabilities	3,418	729
Preferred Stock		5,700
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale	16,179	44,372
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Loans, net of discount	236,696	179,408
Premises and equipment	9,329	8,727
Federal Home Loan Bank stock	259	1,540
Cash surrender value of bank owned life insurance		4,585
Deferred income taxes	(469)	2,095
Goodwill	10,726	9,500
Core deposit intangible	1,642	655
Accrued interest	609	685
Other assets	88	130
Deposits	286,572	225,927
FHLB Advances		31,480
Other borrowings	5,017	3,285
Other liabilities	$ 3,418	729
Preferred Stock		$ 5,700